Impairment of assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Weighted average capital cost rate	9.90%	10.70%
Description of valuation factor used in impairment test	5.2177
Description of discount rates appreciation depreciation applied to cash flow projections	6.50%
Later than one year and not later than five years [member]
Statement [Line Items]
Period over which management has projected cash flows	5 years
Bottom of range [member] | Other Cash Generating Units [Member]
Statement [Line Items]
Percentage of value in use	50.00%
Top of range [member] | Other Cash Generating Units [Member]
Statement [Line Items]
Percentage of value in use	1000.00%